CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Operating Revenue	$ 42,576,899	$ 30,790,240	$ 106,202,529	$ 64,612,231	$ 97,110,205	$ 14,292,472
Operating Expenses
Salaries, Wages, & Benefits	15,040,396	7,712,688	38,263,674	20,829,632	30,629,414	9,784,450
Aircraft Fuel	5,742,979	7,764,761	19,779,420	15,402,450	23,035,395	3,142,720
Maintenance, materials and repairs	2,982,627	1,218,221	6,308,208	3,373,396	4,377,378	832,609
Depreciation and amortization	565,571	193,620	1,451,726	296,830	609,489	34,289
Contracted ground and aviation services	4,695,291	4,631,741	14,749,228	10,674,340	15,607,926	3,336,782
Travel	1,554,446	1,078,854	5,155,258	3,204,172	5,024,758	961,258
Insurance	1,218,818	947,342	3,588,934	2,713,791	3,580,377	1,713,756
Aircraft Rent	9,400,014	3,957,508	21,874,401	11,151,412	15,614,081	4,149,871
Other	3,706,751	2,489,530	9,668,124	7,464,756	9,867,929	7,497,021
Total Operating Expenses	44,906,893	29,994,265	120,838,973	75,110,779	108,346,747	31,452,756
Operating Income/(Loss)	(2,329,994)	795,975	(14,636,444)	(10,498,548)	(11,236,542)	(17,160,284)
Non-Operating Expenses (Income)
Interest Expense (Income)	2,564,680	632,344	3,800,956	882,975	1,621,932	31,043
Unrealized Loss (Gain) on Financial Instruments					(96,415)	154,120
Loss (Gain) on Warrant Valuation						2,650,772
Other non operating					3,058,938
Total Non-Operating Expenses	2,564,680	632,344	3,800,956	882,975	4,584,455	2,835,935
Loss from continuing operations					(15,820,997)	(19,996,219)
Income from Discontinued Operations						177,706
Income (Loss) before income taxes	(4,894,674)	163,631	(18,437,400)	(11,381,523)	(15,820,997)	(19,818,513)
Income tax expense						0
Net Income (Loss)	(4,894,674)	163,631	(18,437,400)	(11,381,523)	(15,820,997)	(19,996,219)
Net Loss attributable to Noncontrolling Interest	(11,029)		(11,029)
Net Income (Loss) attributable to the Company	$ (4,883,645)	$ 163,631	$ (18,426,371)	$ (11,381,523)	$ (15,820,997)	$ (19,818,513)
Loss per share:
Basic	$ (0.08)	$ 0	$ (0.33)	$ (0.22)	$ (0.3)	$ (0.43)
Diluted	$ (0.08)	$ 0	$ (0.33)	$ (0.22)	$ (0.3)	$ (0.43)
Weighted average number of shares outstanding	57,497,385	52,569,481	56,292,992	51,776,833	52,074,647	46,185,089
Fully diluted shares outstanding	57,497,385	76,507,900	56,292,992	51,776,833	52,074,647	46,185,089